Income Taxes - Additional Information (Detail)	12 Months Ended				1 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Nov. 30, 2011 Year beginning April 1, 2012	Nov. 30, 2011 Year beginning April 1, 2015 thereafter
Income Taxes [Line Items]
Japanese statutory income tax rates	40.70%	40.70%	40.70%	40.70%	38.00%	35.60%
Adjustment of deferred tax assets and liabilities for change in tax rate	$ 7,475,000	¥ 616,000,000
Increase (decrease) in valuation allowance of deferred tax assets	(10,314,000)	(850,000,000)	1,506,000,000
Utilized tax loss carryforwards				721,000,000
Tax benefits related to loss carryforwards utilized				293,000,000
Total amount of unrecognized tax benefits that, if recognized, would affect effective tax rate	$ 3,240,000	¥ 267,000,000	¥ 188,000,000